STATE STREET INSTITUTIONAL INVESTMENT TRUST

(The “Trust”)

Supplement dated March 4, 2022 to the

Statements of Additional Information (the “SAIs”), each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trust listed on Appendix A

Effective immediately, the following discussion is added to the “ADDITIONAL INVESTMENTS AND RISKS” section in each SAI:

Russia Sanctions Risk

Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

APPENDIX A

STATE STREET EQUITY 500 INDEX FUND	April 30, 2021
Administrative Shares (STFAX)
Class R Shares (SSFRX)
Service Shares (STBIX)
Class A (SSSVX)
Class I (SSSWX)
Class K (SSSYX)

STATE STREET AGGREGATE BOND INDEX FUND	April 30, 2021
Class A (SSFCX)
Class I (SSFDX)
Class K (SSFEX)

STATE STREET DIVERSIFIED INCOME FUND	December 22, 2021
Class K (SBFYX)

STATE STREET EMERGING MARKETS EQUITY INDEX FUND	April 30, 2021
Class A (SSUEX)
Class I (SSLEX)
Class K (SSKEX)

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND	April 30, 2021
Class A (SSGHX)
Class I (SSGJX)
Class K (SSGLX)

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND	April 30, 2021
Class A (SSHEX)
Class I (SSHNX)
Class K (SSHQX)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND	April 30, 2021
Class A (SSIHX)
Class I (SSIKX)
Class K (SSIWX)

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND	April 30, 2021
Class A (—)
Class I (—)
Class K (SIVSX)

STATE STREET SMALL/MID CAP EQUITY INDEX FUND	April 30, 2021
Class A (SSMJX)
Class I (SSMLX)
Class K (SSMKX)

STATE STREET TARGET RETIREMENT 2020 FUND	April 30, 2021
Class I (SSBNX)
Class K (SSBOX)
Class R3 (SSADX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2065 FUND	April 30, 2021
Class I (SSFJX)
Class K (SSFKX)
Class R3 (SSFPX)	December 17, 2021

STATE STREET TARGET RETIREMENT FUND	April 30, 2021
Class I (SSFNX)
Class K (SSFOX)
Class R3 (SSFQX)

STATE STREET AGGREGATE BOND INDEX PORTFOLIO (SSAFX)	April 30, 2021

STATE STREET EQUITY 500 INDEX II PORTFOLIO (SSEYX)	April 30, 2021

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO (SSGVX)	April 30, 2021

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO (SSMHX)	April 30, 2021

STATE STREET CHINA EQUITY SELECT FUND	April 30, 2021
Class K (SCSLX)

STATE STREET U.S. CORE EQUITY FUND (SSAQX)	January 31, 2022

STATE STREET INCOME FUND (SSASX)	January 31, 2022

STATE STREET ESG LIQUID RESERVES FUND	April 30, 2021
Administration Class (ESBXX)
Investor Class (ENVXX)
Premier Class (ELRXX)
Investment Class (ELGXX)
Institutional Class (ELFXX)
Opportunity Class (OPEXX)	October 26, 2021
Cabrera Capital Markets Class (CLFXX)	October 15, 2021
Bancroft Capital Class (VTEXX)	September 9, 2021

STATE STREET TARGET RETIREMENT 2025 FUND	April 30, 2021
Class I (SSBRX)
Class K (SSBSX)
Class R3 (SSAHX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2030 FUND	April 30, 2021
Class I (SSBWX)
Class K (SSBYX)
Class R3 (SSAJX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2035 FUND	April 30, 2021
Class I (SSCJX)
Class K (SSCKX)
Class R3 (SSAZX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2040 FUND	April 30, 2021
Class I (SSCNX)
Class K (SSCQX)
Class R3 (SSAKX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2045 FUND	April 30, 2021
Class I (SSDDX)
Class K (SSDEX)
Class R3 (SSAOX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2050 FUND	April 30, 2021
Class I (SSDJX)
Class K (SSDLX)
Class R3 (SSAUX)	December 17, 2021

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND	April 30, 2021
Premier Class (SSIXX)
Investment Class (SSVXX)
Service Class (LRSXX)
Institutional Class (SSHXX)
Administration Class (SSYXX)
Investor Class (SSZXX)
Trust Class (TILXX)
Opportunity Class (OPIXX)	October 26, 2021
Bancroft Capital Class (VTDXX)	September 9, 2021

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND	April 30, 2021
Premier Class (GVMXX)
Investment Class (GVVXX)
Select Class (GVSXX)
Institutional Class (SAHXX)
Administration Class (SALXX)
Investor Class (SAMXX)
Class G (SSOXX)
Opportunity Class (OPGXX)	October 26, 2021
Cabrera Capital Markets Class (CAHXX)	October 15, 2021
Blaylock Van Class (BUYXX)	October 15, 2021
Bancroft Capital Class (VTGXX)	September 9, 2021

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND	April 30, 2021
Premier Class (TRIXX)
Investment Class (TRVXX)
Select Class (TYSXX)
Administration Class (SSKXX)
Institutional Class (SSJXX)
Investor Class (SSNXX)
Opportunity Class (OPRXX)	October 26, 2021
Cabrera Capital Markets Class (CSJXX)	October 15, 2021
Bancroft Capital Class (VTTXX)	September 9, 2021

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND	April 30, 2021
Investment Class (TPVXX)
Premier Class (TPIXX)
Select Class (TPSXX)
Institutional Class (SAJXX)
Investor Class (SAEXX)
Administration Class (SSQXX)
Trust Class (TPLXX)
Opportunity Class (OPTXX)	October 26, 2021
Cabrera Capital Markets Class (CAJXX)	October 15, 2021
Blaylock Van Class (BVYXX)	October 15, 2021
Bancroft Capital Class (VTLXX)	September 9, 2021

STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND (TAQXX)	April 30, 2021

STATE STREET TARGET RETIREMENT 2055 FUND	April 30, 2021
Class I (SSDOX)
Class K (SSDQX)
Class R3 (SSAWX)	December 17, 2021

STATE STREET TARGET RETIREMENT 2060 FUND	April 30, 2021
Class I (SSDWX)
Class K (SSDYX)
Class R3 (SSAYX)	December 17, 2021